Condensed consolidating financial information - Condensed Consolidated Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	£ 37,704	£ 4,839	£ 4,522
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,812)	1,760	(849)
Differences on exchange	(4,010)	2,695	(670)
Cash flow hedges	(171)	55	(129)
Available-for-sale investments	(22)	(10)	5
Net investment hedges	357	(961)	(76)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,131)	1,587	(586)
Total comprehensive income for the year, net of tax	34,573	6,426	3,936
Attributable to:
Owners of the parent	34,406	6,180	3,757
Non-controlling interests	167	246	179
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,598	4,703	4,418
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	34,467	6,290	3,832
Attributable to:
Owners of the parent	34,467	6,290	3,832
RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,763
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	3,763
Attributable to:
Owners of the parent	3,763
RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	4,123
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	4,123
Attributable to:
Owners of the parent	4,123
RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,897
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	3,897
Attributable to:
Owners of the parent	3,897
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,949	4,839	4,522
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,812)	1,760	(849)
Differences on exchange	(4,010)	2,695	(670)
Cash flow hedges	(171)	55	(129)
Available-for-sale investments	(22)	(10)	5
Net investment hedges	357	(961)	(76)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,131)	1,587	(586)
Total comprehensive income for the year, net of tax	34,818	6,426	3,936
Attributable to:
Owners of the parent	34,651	6,180	3,757
Non-controlling interests	167	246	179
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(49,626)	(4,703)	(4,418)
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	(46,495)	(6,290)	(3,832)
Attributable to:
Owners of the parent	(46,495)	(6,290)	(3,832)
Other Reserves
Other comprehensive (expense)/income
Tax on items that may be reclassified	34	(19)	21
Total other comprehensive (expense)/income for the year, net of tax	(3,808)	1,707	(796)
Total comprehensive income for the year, net of tax	(3,808)	1,707	(796)
Other Reserves | BAT p.l.c., Parent guarantor
Other comprehensive (expense)/income
Share of subsidiaries OCI	681	(173)	263
Other Reserves | Eliminations
Other comprehensive (expense)/income
Share of subsidiaries OCI	(681)	173	(263)
Retained Earnings
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,533	4,648	4,290
Other comprehensive (expense)/income
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	681	(175)	263
Total comprehensive income for the year, net of tax	38,214	4,473	4,553
Retained Earnings | BAT p.l.c., Parent guarantor
Other comprehensive (expense)/income
Share of subsidiaries OCI	(3,812)	1,760	(849)
Retained Earnings | Eliminations
Other comprehensive (expense)/income
Share of subsidiaries OCI	£ 3,812	£ (1,760)	£ 849